INCOME AND SOCIAL CONTRIBUTION TAXES - Changes in net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	R$ 3,755,686	R$ 2,971,707	R$ 3,011,794
Recognized in income	(217,433)	798,160	18,367
Effect of selling of subsidiary and Others		31,103	2,056
Others	(36,226)
Comprehensive Income	51,779	(45,284)	(60,510)
Balance as of end of period	3,553,806	3,755,686	2,971,707
Tax loss carryforward
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	1,339,933	973,638	874,357
Recognized in income	4,781	341,664	157,402
Effect of selling of subsidiary and Others		36,445	(22,362)
Others	(36,226)
Comprehensive Income	32,976	(11,814)	(35,759)
Balance as of end of period	1,341,464	1,339,933	973,638
Social contribution tax losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	337,258	355,782	311,892
Recognized in income	13,552	(18,524)	58,963
Effect of selling of subsidiary and Others			(15,073)
Balance as of end of period	350,810	337,258	355,782
Provision for tax, civil and labor liabilities
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	270,417	275,463	755,198
Recognized in income	(27,848)	(5,214)	(479,836)
Effect of selling of subsidiary and Others		168	101
Comprehensive Income	225
Balance as of end of period	242,794	270,417	275,463
Benefits granted to employees
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	286,494	282,803	432,537
Recognized in income	(29,739)	(16,564)	(48,466)
Effect of selling of subsidiary and Others		67,184	(9,363)
Comprehensive Income	37,276	(46,929)	(91,905)
Balance as of end of period	294,031	286,494	282,803
Other temporary differences
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	525,818	410,300	350,762
Recognized in income	73,067	93,094	(81,627)
Effect of selling of subsidiary and Others		17,177	92,174
Comprehensive Income	(23,166)	5,247	48,991
Balance as of end of period	575,719	525,818	410,300
Deferred exchange variance
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	1,284,377	1,060,527	1,251,542
Recognized in income	(106,640)	223,850	(199,200)
Effect of selling of subsidiary and Others			8,185
Comprehensive Income	(309)
Balance as of end of period	1,177,428	1,284,377	1,060,527
Provision for losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	83,837	110,728	112,936
Recognized in income	(75,142)	(33,165)	(2,208)
Effect of selling of subsidiary and Others		(12)
Comprehensive Income	14,923	6,286
Balance as of end of period	23,618	83,837	110,728
Fair value adjustments on businesses acquired
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	(372,448)	(497,534)	(1,077,430)
Recognized in income	(69,464)	213,019	613,339
Effect of selling of subsidiary and Others		(89,859)	(51,606)
Comprehensive Income	(10,146)	1,926	18,163
Balance as of end of period	R$ (452,058)	R$ (372,448)	R$ (497,534)